Label	Element	Value
American Funds Retirement Income Portfolio - Conservative SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001640102_SupplementTextBlock
American Funds Retirement Income Portfolio SeriesSM Prospectus Supplement July 1, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Retirement Income Portfolio - Conservative SM
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following language is added under the “Indexes” table in each of the “Investment results” sections of the prospectus:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Keep this supplement with your prospectus.